SIGNIFICANT TRANSACTIONS	6 Months Ended
Jun. 30, 2026
SIGNIFICANT TRANSACTIONS [Abstract]
SIGNIFICANT TRANSACTIONS	SIGNIFICANT TRANSACTIONS
During the six-month period ended June 30, 2026
Acquisition of Tabletki Group
On February 10, 2026, JSC Kyivstar signed a share purchase agreement ("SPA") to acquire 100% of shares of MTPK LLC and its subsidiaries (collectively, the "Tabletki Group") for total consideration of US$161 upon closing of the transaction. Tabletki
Group, established in 2008, is a Ukrainian business specializing in the development and maintenance of an automated platform for searching and booking medicines and other products from pharmacies in Ukraine. This strategic acquisition marks Kyivstar’s expansion into digital healthcare and pharmacy-related consumer services in line with the Group’s digital operator strategy.
Tabletki Group consists of MTPK LLC, Farmel LLC, and Farma Studio LLC. The total consideration transferred amounts to
US$161, which was paid in full in cash in Ukrainian hryvnia. The agreement was subject to customary closing conditions and approvals that were obtained on February 10, 2026, the date the acquisition was completed. The transaction is accounted for in accordance with IFRS 3 Business Combinations.
The provisional fair values of identifiable assets and liabilities of Tabletki Group at the date of acquisition were:

February 10, 2026
Non-current assets
Intangible assets	79
Current assets
Cash and cash equivalents	2
Other current assets	1
Fair value of identifiable net assets	82
Goodwill resulting from acquisition	79
Purchase consideration	161
The following table shows the details of cash outflow during the six-months ended June 30, 2026:

June 30, 2026
Cash outflow, net of cash acquired
Cash consideration	161
Less: balances acquired
Cash and cash equivalents	(2)
Net outflow of cash - investing activities	159
The fair value of the customer relationships was determined to be US$61 with an estimated useful life of 12 years.The valuation of the customer relationships was performed using the multi-period excess earnings method.
The fair value of the brands and trademarks was determined to be US$12 with an estimated useful life of 10 years. The valuation of the brands and trademarks was performed using the relief-from-royalty method under the income approach.
The fair value of the internally developed software was determined to be US$6 with an estimated useful life of 7 years. The valuation of the internally developed software was performed using the replacement cost approach.
The fair value of acquired other current assets related to trade and other receivables is US$1, which approximates the gross contractual amount, as a loss allowance is insignificant.
The goodwill recognized on the acquisition of Tabletkі Group represents the excess of the consideration transferred over the fair value of the identifiable net assets acquired at the acquisition date.
Goodwill primarily reflects the expected synergies arising from the integration of Tabletkі Group into the Group’s operations, including enhanced market presence in the digital healthcare ecosystem, access to established customer relationships, expansion into new digital services, and the development and deployment of new digital devices leveraging combined technological capabilities. These benefits do not meet the criteria for separate recognition as identifiable intangible assets.
The recognized goodwill is not deductible for tax purposes.
There were no transactions recognized separately from the acquisition of assets and assumption of liabilities in the business combination.
From the date of acquisition, Tabletki Group contributed US$13 of revenue and US$8 profit before tax to the Group. If the acquisition had taken place at the beginning of the period, the contribution to revenue would have been US$16 and contribution to the profit before tax would have been US$10.
Acquisition-related costs of less than US$1 are included in selling, general and administrative expenses in the interim condensed consolidated income statement, and in operating cash flows in the interim condensed consolidated statement of cash flows.
The accounting for the acquisition of Tabletki Group remains provisional as the Company is continuing to finalize the valuation of certain identifiable intangible assets, primarily internally developed software. As the valuation of the internally developed software is not yet complete, the related fair values of the customer base and residual goodwill may also change because the software represents a contributory asset in the valuation of the customer relationships. Accordingly, the amounts recognized for internally developed software, customer relationships and goodwill remain provisional and may be revised during the IFRS 3 measurement period as additional information becomes available about facts and circumstances that existed as of the acquisition date. The measurement period will not exceed 12 months from the acquisition date.
During the six months ended June 30, 2026, Kyivstar recognized measurement period adjustments related to the acquisition of
Tabletki Group in accordance with IFRS 3. These adjustments reflected additional information obtained after the acquisition date about facts and circumstances that existed as of that date and comprised:
•an increase in purchase consideration of US$1 following the finalization of the post-closing completion accounts adjustment mechanism; and
•an increase of US$2 in the fair value of internally developed software recognized as an identifiable intangible asset.
The corresponding adjustments were recognized retrospectively as if the accounting for the business combination had been completed at the acquisition date, with a corresponding adjustment to goodwill.
Acquisition of ISP Shtorm LLC
On February 26, 2026, JSC Kyivstar acquired 100% of the equity interests in ISP Shtorm LLC, a regional fixed broadband internet service provider operating in Ukraine. This strategic acquisition supports Kyivstar’s continued expansion in the fixed broadband segment and strengthens its position in converged telecommunications services. Kyivstar acquired 100% of ISP
Shtorm LLC for total consideration of US$10 upon the closing of the transaction. The agreement was subject to customary closing conditions and approvals that were obtained on February 26, 2026, the date the acquisition was completed. The transaction is accounted for in accordance with IFRS 3 Business Combinations.
The provisional fair values of identifiable assets and liabilities of ISP Shtorm LLC at the date of acquisition were:

February 26, 2026
Non-current assets
Intangible assets	3
Property and equipment	2
Non-current liabilities
Deferred tax liability	(1)
Fair value of identifiable net assets	4
Goodwill resulting from acquisition	6
Purchase consideration	10
The following table shows the details of cash outflow during the six-months ended June 30, 2026:

June 30, 2026
Cash outflow, net of cash acquired
Purchase consideration	10
Less: deferred consideration	(3)
Net outflow of cash - investing activities	7
The purchase price allocation is provisional, as the Group is finalizing the valuation of certain tangible, intangible assets and deferred tax balances. The recognized amounts are provisional and may be adjusted during the measurement period as additional information about facts and circumstances that existed at the acquisition date becomes available.
The fair value of the acquired intangible assets, comprising customer relationships, was determined to be US$3. The valuation was performed using the multi-period excess earnings method. The useful life has been assessed as 6 years.
Goodwill arising on acquisition primarily relates to expected synergies from integrating the acquired business into the Group’s operations and the assembled workforce. The goodwill is not deductible for tax purposes.
Deferred consideration of US$3 represents a fixed portion of the purchase price for the acquisition that is payable after closing and is subject only to customary post-closing purchase price adjustments. As of June 30, 2026, the related liability was recognized in the interim condensed consolidated statement of financial position within current liabilities, based on the expected timing of payment.
From the acquisition date to June 30, 2026, Shtorm contributed US$1 of revenue. Had the acquisition occurred at the beginning of the period, the acquired business would have contributed approximately US$2 of revenue. The impact on the Group’s profit before tax for both periods was immaterial.
Acquisition of six solar power plants
On May 26, 2026, JSC Kyivstar acquired 100% of the equity interests in six solar power plant entities, consisting of
Energopostach-Plus LLC, Lightfull LLC, Sunlight Generation LLC, Ternovytsia Solar LLC, Energy Space LLC and Ternovytsia
Solar Plus LLC, for cash consideration of  US$70 paid to the seller. Prior to the acquisition, JSC Kyivstar also provided approximately US$11 of reimbursable financial assistance to the target companies to refinance existing bank indebtedness.
The acquired entities own and operate six solar power plants located in the Lviv region of Ukraine with a combined installed generation capacity of 105 MW. The acquisition is consistent with the Group’s strategy to expand its energy generation capabilities and enhance energy independence through investments in renewable energy infrastructure.
The acquisition was accounted for in accordance with IFRS 3 Business Combinations. The allocation of the purchase consideration to the identifiable assets acquired and liabilities assumed is provisional as of June 30, 2026. The Group is in the process of finalizing the valuation of the acquired assets and liabilities, including property, plant and equipment and any related deferred tax balances. Any measurement period adjustments identified during the measurement period will be recognized retrospectively in accordance with IFRS 3.
The provisional fair values of identifiable assets acquired and liabilities assumed at the acquisition date were as follows:

May 26, 2026
Non-current assets
Property and equipment	49
Intangible assets	11
Deferred tax asset	3
Current assets
Cash and cash equivalents	2
Trade receivables and other assets	6
Current liabilities	(11)
Deferred tax liability	(8)
Other non-current liabilities	(1)
Fair value of identifiable net assets	51
Goodwill arising from acquisition	19
Purchase consideration	70
The following table shows the details of cash outflow during six-month period ended June 30, 2026:

May 26, 2026
Cash outflow, net of cash acquired
Cash consideration	70
Less: balances acquired
Cash and cash equivalents	(2)
Net outflow of cash - investing activities	68
The acquired property, plant and equipment primarily comprise solar power plant infrastructure, including solar modules, inverters, transformers, structures, buildings, grid-related equipment, other fixed assets and construction in progress. Excluding construction in progress, the depreciable acquired property, plant and equipment have an estimated weighted-average remaining useful life of approximately 17 years. The acquired property, plant and equipment were provisionally measured at a fair value of
US$49, representing a fair value step-up of approximately US$31 over the acquiree’s carrying amounts immediately prior to the acquisition. The valuation of the property, plant & equipment was performed using the cost approach, specifically the current replacement cost method.
An identifiable asset relating to feed-in tariff arrangements was recognized at its acquisition date fair value of US$11. The asset was recognized separately from goodwill as it arises from contractual and other legal rights existing at the acquisition date and is expected to generate economic benefits through regulated feed-in tariff rates until the expiry of the feed-in tariff regime on
December 31, 2029. The intangible asset has an estimated useful life of approximately 4 years, corresponding to the period from the acquisition date (May 26, 2026) to the expiry of the feed-in tariff arrangements on December 31, 2029. The fair value of the intangible asset was determined using an income approach, applying a with-and-without method. Under this approach, fair value reflects the present value of the incremental cash flows attributable to the feed-in tariff arrangements.
The fair value of acquired trade receivables and other assets is US$6 which approximates the gross contractual amount, as a loss allowance is insignificant.
As discussed above, current liabilities include approximately US$11 of reimbursable financial assistance provided to the target companies prior to the acquisition to refinance existing bank indebtedness. This financial assistance was accounted for separately from the acquisition and was not included in the consideration transferred.
The deferred tax asset of US$3 primarily relates to cumulative tax losses available for future utilization. The deferred tax liability of US$8 primarily arises from fair value adjustments and the recognition of identifiable assets as part of the purchase price allocation following the acquisition.
Acquisition-related costs of US$1 are included in selling, general and administrative expenses in the interim condensed consolidated income statement, and in operating cash flows in the interim condensed consolidated statement of cash flows.
The goodwill recognized on the acquisition of the six solar power plants represents the excess of the consideration transferred over the fair value of the identifiable net assets acquired at the acquisition date.
Goodwill primarily reflects the expected synergies arising from the integration of the six solar power plants into the Group’s operations, including enhanced energy security, reduced exposure to energy market price fluctuations, and operational synergies from integrating the acquired solar plants into the Group's existing Infrastructure business operations. These benefits do not meet the criteria for separate recognition as identifiable intangible assets.
The recognized goodwill is not deductible for tax purposes.
Other than financial assistance provided prior to acquisition (as disclosed above), there were no transactions recognized separately from the acquisition of assets and assumption of liabilities in the business combination.
From the date of acquisition, the six solar power plants contributed US$2 of revenue and US$1 profit before tax to the Group. If the acquisition had taken place at the beginning of the period, the contribution to revenue would have been US$9 and contribution to the profit before tax would have been US$4.
The accounting for the purchase of the six solar power plants is provisional as the valuation of property and equipment, intangible and other assets and liabilities, and residual goodwill related to this acquisition is not complete. Additional information is being obtained and evaluated in relation to facts and circumstances that existed as of the acquisition date, including final asset-level valuation inputs and assumptions, the assessment of contractual arrangements and obligations, and supporting documentation for certain assets and liabilities existing at the acquisition date. Accordingly the fair values assigned to tangible and intangible assets acquired and liabilities assumed are provisional based on management’s estimates and assumptions and may be subject to change as additional information is obtained within the measurement period (not to exceed 12 months from the acquisition date).
Update on acquisition of SUNVIN 11
The acquisition of SUNVIN 11 LLC was completed on December 15, 2025 and was disclosed in the Group's annual financial statements for the year ended December 31, 2025 using provisional amounts. During the six-month period ended June 30, 2026, the Group finalized the purchase price allocation within the measurement period. The updates mainly related to the recognition of identifiable intangible assets, primarily green tariff rights (US$2), the fair value of property, plant and equipment (US$2) and related deferred tax liabilities (US$(1)). As a result, goodwill decreased from US$7 to US$4.  These measurement period adjustments did not have a material impact on the Group’s profit or loss for the period or on the previously issued annual financial statements.
Acquisition of E-wings
On June 5, 2026, Uklon, a subsidiary of the Group, entered into a definitive agreement to acquire 100% of the shares of E-wings, a Ukrainian electric scooter operator, for a purchase consideration of US$2. The acquisition is expected to enhance Uklon’s multimodal mobility ecosystem by expanding its micromobility offering. The transaction is subject to customary closing conditions and is expected to be completed during the third quarter of 2026. As of June 30, 2026, the acquisition had not been completed and, accordingly, no assets or liabilities related to the transaction have been recognized in these condensed consolidated interim financial statements.
During the six-month period ended June 30, 2025
Acquisition of Uklon
On March 19, 2025, JSC Kyivstar signed an agreement to acquire Uklon Group, a leading Ukrainian ride-hailing and delivery platform. This strategic acquisition marks Kyivstar’s expansion into a new area of digital consumer services in line with VEON’s digital operator strategy. Kyivstar acquired 97% of Uklon Group shares for a total consideration of US$158 upon the closing of the transaction. The agreement was subject to customary closing conditions and approvals that were obtained on April 2, 2025, the date the acquisition was completed.
The fair values of identifiable assets and liabilities of Uklon at the date of acquisition were:

April 2, 2025
Non-current assets
Intangible assets	58

Current assets
Trade and other receivables	2
Cash and cash equivalents	12

Non-current liabilities
Deferred tax liability	(7)

Current liabilities
Trade and employee related payables	(6)
Other current liabilities	(10)

Fair value of identifiable net assets	49

Goodwill resulting from acquisition	109

Purchase consideration	158
The following table shows the details of purchase consideration at the acquisition date:

April 2, 2025
Cash paid *	141
Fair value of contingent consideration	16
Put option liability	1
Total consideration	158
* Total cash consideration consisted of US$129 for the acquisition of 97% of Uklon Group’s shares and a US$12 payment to settle employee awards.
The following table shows the details of cash outflow during the six months ended June 30, 2025:

June 30, 2025
Cash consideration	146
Less: balances acquired
Cash and cash equivalents	(12)
Net outflow of cash - investing activities	134
Contingent consideration of US$12 was recognized at the acquisition date at fair value with US$2 being paid subsequent to the reporting period. US$10 is payable upon fulfillment of certain conditions under the SPA. The contingent consideration was fully settled during 2025 and no related liability remained outstanding as of December 31, 2025 or June 30, 2026.
Employees bonuses contingent consideration liability related to the portion attributable to pre-acquisition service, recognized at the acquisition date at fair value, resulted from the replacement of share-based payment rewards with new bonuses liability that is payable upon fulfillment of certain conditions under the SPA. During the six months ended June 30, 2026, the Group settled the liability by paying  US$4 (see Note 8).
As part of the agreement, Kyivstar entered into a symmetrical put and call option agreement for the remaining 3% interest in
Uklon. The put and call options may be exercised from April 2, 2028 through April 2, 2035. As a result, on the acquisition date, the Group determined that it had a present ownership interest in the remaining 3% interest in Uklon and has accounted for the call and put option as part of the consideration transferred and therefore, no non-controlling interest was recognized. Accordingly, the option has been recorded as a financial liability at the present value of the amounts payable on exercise with subsequent changes recognized in the interim condensed consolidated income statement.
The fair value of the customer base was determined to be US$32 with an estimated useful life of 10 years. The fair value of the customer base was determined using the multi-period excess earnings method. The multi-period excess earnings approach involves forecasting the net earnings expected to be generated by the asset, reducing them by appropriate returns on contributory assets, and then discounting the resulting net cash flows to a present value using an appropriate discount rate.
The fair value of the trademark was determined to be US$18 with an estimated useful life of 10 years. The fair value of the trademark was determined using the relief-from-royalty method under the income approach. This involves forecasting avoided royalties, reducing them by taxes and discounting the resulting net cash flows to a present value using an appropriate discount rate.
The fair value of the developed technology intangible asset was determined to be US$8 with an estimated useful life of 3 years.
The fair value of the developed technology was determined using the replacement cost approach. In the replacement cost approach, the fair value of an asset is based on the cost of a market participant to reconstruct a substitute asset of comparable utility, adjusted for any obsolescence.
The fair value of acquired trade and other receivables is US$2, which is very close to gross contractual amount, as a loss allowance is insignificant.
The significant goodwill recognized from the acquisition of Uklon can be attributed to several factors, including Uklon's strong brand value and established customer relationships, which enhance Kyivstar’s market position. Additionally, the integration of
Uklon’s services is expected to create operational synergies, leading to cost savings and improved service offerings. The acquisition also allows for market expansion and increased subscriber growth potential, while Uklon's technological expertise contributes to innovative capabilities. Overall, the goodwill reflects the anticipated future economic benefits arising from these elements. The goodwill will not be deductible for tax purposes.
There were no transactions recognized separately from the acquisition of assets and assumption of liabilities in the business combination.
From the date of acquisition, Uklon contributed US$22 of revenue and US$6 profit before tax to the Group. If the acquisition had taken place at the beginning of the year, the contribution to revenue would have been US$41 and contribution to the profit before tax for the Group would have been US$10. These amounts have been calculated using Uklon’s results and adjusting them for:
•differences in the accounting policies between the Group and Uklon, and
•additional amortization that would have been charged on the assumption that the fair value adjustments to intangible assets had applied from January 1, 2025, together with their consequential tax effects.
Acquisition-related costs of US$1 are included in selling, general and administrative expenses in the interim condensed consolidated income statement, and in operating cash flows in the interim condensed consolidated statement of cash flows.
There were no further significant transactions during the six and three-month periods ended June 30, 2025, other than disclosed above and in Note 1.